Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2020 and 2019:

(in thousands)	Note	2020	2019
Prepaid expenses		$61,159	$39,930
Cash collateral	(14)	56,100	2,683
Other receivables		32,901	29,486
Value added tax		31,128	20,347
Loan receivables		17,094	7,539
Contract assets	(4)	8,539	5,479
Total prepaid expenses and other current assets		$206,921	$105,464